Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed financial information of the Company
Schedule of condensed balance sheets

Condensed Balance Sheets

	December 31
	2022	2023
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	2,794,414	344,215
Short-term investments	946,076	286,054
Other receivables	1,037,835	1,051,960
Due from subsidiaries	49,101,879	49,101,879
Total current assets	53,880,204	50,784,108
Investments in subsidiaries	1,008,221,487	985,740,913
TOTAL ASSETS	1,062,101,691	1,036,525,021
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	88,642,571	105,408,095
Current portion of long-term bank loan and other debt	721,386,784	392,972,209
Due to subsidiaries	320,978,971	338,802,242
Payroll and welfare payables	64,888	64,509
Total current liabilities	1,131,988,792	838,162,633
Other long-term debt	—	232,091,202
Total liabilities	1,131,988,792	1,070,253,835
Shareholders' equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding 113,671,841 shares as of December 31, 2023 (2022: 108,029,257 shares)	16,415	17,554
Treasury shares	(116,061,577)	(116,793,448)
Additional paid-in capital	544,954,556	546,549,246
Retained earnings	(498,796,495)	(463,502,166)
Total shareholders' equity	(69,887,101)	(33,728,814)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,062,101,691	1,036,525,021

Schedule of condensed statements of comprehensive income

Condensed Statements of Comprehensive (Loss)/Income

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
General and administrative expenses	(4,965,230)	(4,993,180)	(1,962,954)

Operating loss	(4,965,230)	(4,993,180)	(1,962,954)
Interest expense	(121,289,406)	(107,459,673)	(116,296,860)
Interest income	545,599	1,139	1,102
Net gain on debt extinguishment	—	9,620,914	169,932,886
Gain/(loss) on short-term investments	(1,627,139)	(68,931,940)	(660,022)
Other expenses/(income)	(878,154)	1,395,668	6,760,754
Equity in profit/(loss) of subsidiaries, net	(289,093,048)	(92,986,489)	(17,492,881)
(Loss)/income from operations before income taxes	(417,307,378)	(263,353,561)	40,282,025
Income taxes	—	—	—
Net (loss)/income attributable to common shareholders	(417,307,378)	(263,353,561)	40,282,025
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	17,818,154	(56,538,757)	(4,987,693)
Comprehensive (loss)/income attributable to shareholders	(399,489,224)	(319,892,318)	35,294,332

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(417,307,378)	(263,353,561)	40,282,023
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Equity in (profit)/loss of subsidiaries, net	289,093,048	92,986,489	17,492,881
Stock based compensation expense	1,625,318	568,046	—
Loss on short-term investments	1,627,139	68,931,940	660,022
Proceeds from disposal of short-term investments	—	359,025	—
Amortization of deferred charges	—	5,472,222	7,739,849
Loss/(gain) on extinguishment of debt	—	(9,620,914)	(169,932,886)
Other receivables	168,246	634,819	(14,125)
Other current assets	—	—	—
Other payable and accrued liabilities	4,000,802	53,426,168	93,426,988
Payroll and welfare payables	1,363,218	(460,149)	(381)
Net cash used in operating activities	(119,429,607)	(51,055,915)	(10,345,629)
Cash flows from investing activities:
Investment in short-term investments	(72,502,807)	—	—
Net cash used in investing activities	(72,502,807)	—	—
Cash flows from financing activities:
Changes in due from subsidiaries	447,436,262	54,889,206	17,823,271
Proceeds from short-term bank loans	—	—	—
Repayment of current portion of long-term bank loan and other long-term debt	(128,520,000)	—	(10,791,800)
Proceeds from long-term bank loans	—	—	—
Proceeds from other long-term debts	270,000,000	—	—
Repayment of other long-term debts	(390,958,220)	(1,199,086)	—
Purchase of treasury shares	—	—	(731,871)
Dividends to shareholders	(4,055,664)	—	—
Payment of financing cost	(4,272,797)	—	—
Proceeds from issuance of common shares	—	—	1,595,830
Net cash provided by financing activities	189,629,581	53,690,120	7,895,430
Net (decrease)/increase in cash and cash equivalents	(2,302,833)	2,634,205	(2,450,199)
Cash and cash equivalents, at the beginning of the year	2,463,042	160,209	2,794,414

Cash and cash equivalents, at end of the period	160,209	2,794,414	344,215